CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income	$ 1,042.3	$ 457.6	$ 111.9
Depreciation and amortization:
Property, plant and equipment	196.5	189.9	188.0
Curtailment gain			(66.0)
Deferred taxes	224.1	46.3	159.7
Other, net	28.4	11.6	38.1
Pension and post-retirement contributions	(85.2)	(63.9)	(176.6)
Receivables:
Trade and other	(408.4)	(42.3)	163.2
Wholesale receivables on new trucks	(551.1)	(1.1)	641.8
Sales-type finance leases and dealer direct loans on new trucks	(141.3)	67.1	81.6
Inventories	(187.1)	96.6	53.4
Other assets, net	28.1	(48.2)	8.1
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	585.0	221.3	(271.8)
Residual value guarantees and deferred revenues	231.8	79.8	48.2
Other liabilities, net	110.8	42.4	(160.8)
Net Cash Provided by Operating Activities	1,592.6	1,551.4	1,373.3
INVESTING ACTIVITIES:
Retail loans and direct financing leases originated	(2,731.9)	(1,789.2)	(1,282.2)
Collections on retail loans and direct financing leases	2,121.0	2,039.3	2,083.0
Net (increase) decrease in wholesale receivables on used equipment	(18.1)	8.2	3.5
Marketable securities purchases	(1,614.2)	(757.5)	(288.3)
Marketable securities sales and maturities	1,142.4	523.8	245.5
Payments for property, plant and equipment	(340.7)	(168.4)	(127.7)
Acquisition of equipment for operating leases	(1,306.6)	(715.4)	(843.3)
Proceeds from asset disposals	339.0	392.1	520.1
Other, net	(9.9)
Net Cash (Used in) Provided by Investing Activities	(2,419.0)	(467.1)	310.6
FINANCING ACTIVITIES:
Cash dividends paid	(217.4)	(251.7)	(232.1)
Purchase of treasury stock	(337.6)
Stock compensation transactions	10.9	22.0	17.6
Net increase (decrease) in commercial paper and short-term bank loans	1,642.6	(548.1)	(789.8)
Proceeds from long-term debt	1,165.5	707.0	1,373.0
Payments on long-term debt	(1,317.9)	(889.6)	(2,184.9)
Net Cash Provided by (Used in) Financing Activities	946.1	(960.4)	(1,816.2)
Effect of exchange rate changes on cash	(53.8)	4.9	89.1
Net Increase (Decrease) in Cash and Cash Equivalents	65.9	128.8	(43.2)
Cash and Cash Equivalents at beginning of year	2,040.8	1,912.0	1,955.2
Cash and Cash Equivalents at end of year	2,106.7	2,040.8	1,912.0
Financial Services
Depreciation and amortization:
Equipment on operating leases and other	477.3	433.3	463.7
Provision for losses on financial services receivables	$ 41.4	$ 61.0	$ 90.8